INVENTORIES	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
INVENTORIES [Text Block]

12. INVENTORIES

	As at December 31,
	2021	2020
Ore stockpiles	31,845	21,946
Copper contained in concentrate	19,831	7,948
Molybdenum concentrate	310	398
Materials and supplies	27,885	28,549
	79,871	58,841

During the year ended December 31, 2021, the Company recorded a recovery of $4,561 (2020: loss of $5,353) to adjust the carrying value of ore stockpiles to cost, of which $1,510 (2020: $2,216) is recorded in depletion and amortization and the balance in production costs.